CONSOLIDATED STATEMENTS OF CASH FLOW (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Operating activities:
Net income	$ 626	$ 855
Adjustments to reconcile net income to net cash provided by operations:
Depreciation and amortization	387	519
Net change in operating assets and liabilities	60	(277)
Deferred Income Taxes Net And Uncertain Tax Positions	(100)	(406)
Impairment of long lived assets	15	87
Stock-based compensation	18	20
Other non-cash items	99	(41)
Gain from sale of long lived assets and investments	(3)	(1)
Net cash provided by operating activities	1,102	756
Investing activities:
Purchase of property, plant and equipment	(264)	(274)
Purchase of investments and other assets	(104)	(8)
Proceeds From Sales of Long Lived Assets And Investments	143	126
Other investing activities	(41)	(38)
Net cash used in investing activities	(266)	(194)
Financing activities:
Purchase of treasury shares	(200)	(533)
Net change in short-term credit	(20)	143
Dividends paid	(281)	(174)
Proceeds from exercise of options by employees	2	12
Repayment of long-term loans and other long-term liabilities	(1,762)	(61)
Other financing activities	1	0
Net cash used in financing activities	(2,260)	(613)
Translation adjustment on cash and cash equivalents	(61)	17
Net change in cash and cash equivalents	(1,485)	(34)
Balance of cash and cash equivalents at beginning of period	2,879	1,096
Balance of cash and cash equivalents at end of period	$ 1,394	$ 1,062